Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Subsequent Events
Note 23	Subsequent events

The Company has evaluated events and transactions subsequent to the balance sheet date through June 30, 2019, the date the financial statements were available for issuance.

Share Exchange Agreement

On May 16, 2019, Mann-India Technologies Private Limited (the “Company” or “Mann India”) entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with TraqIQ, Inc., an US corporation (“TraqIQ”) and its shareholders (the “Mann India Shareholders”). Whereby the Mann India Shareholders agreed to exchange all of their respective shares in Mann India in exchange for warrants (the “Warrants”) exercisable for a period of 5 years to purchase 1,329,272 shares of common stock, par value $0.0001 per share, of TraqIQ (“TraqIQ Mann Shares”), at an exercise price of $0.0001 per share, and valued at $486,912, subject to certain conditions as set forth in the Share Exchange Agreement. The Mann India Shareholders will each be allocated their respective Warrants on a pro rata basis based on their respective holdings in Mann-India.

Note 23	Subsequent events

The Company has evaluated events and transactions subsequent to the balance sheet date through June 30, 2019, the date the financial statements were available for issuance.

Share Exchange Agreement

On May 16, 2019, Mann-India Technologies Private Limited (the “Company” or “Mann India”) entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with TraqIQ, Inc., an US corporation (“TraqIQ”) and its shareholders (the “Mann India Shareholders”). Whereby the Mann India Shareholders agreed to exchange all of their respective shares in Mann India in exchange for warrants (the “Warrants”) exercisable for a period of 5 years to purchase 1,329,272 shares of common stock, par value $0.0001 per share, of TraqIQ (“TraqIQ Mann Shares”), at an exercise price of $0.0001 per share, and valued at $486,912, subject to certain conditions as set forth in the Share Exchange Agreement. The Mann India Shareholders will each be allocated their respective Warrants on a pro rata basis based on their respective holdings in Mann-India.